Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Unrealized loss on securities AFS	$ 13,587	$ 18,274
Allowance for credit losses	11,478	11,011
Unrealized loss on securities HTM transferred from AFS	4,095	4,843
Property and equipment	1,387	1,909
Incentive compensation	1,174	1,880
Reserve for unfunded lending commitments	1,156	1,067
Lease liabilities	1,074	1,211
Share-based compensation	824	764
Securities premium amortization	814	792
Deferred compensation	551	458
Loss reimbursement on sold loans reserve	259	254
Other than temporary impairment charge on securities available for sale	146	144
Non accrual loan interest income	121	128
Gross deferred tax assets	36,666	42,735
Deferred tax liabilities
Capitalized mortgage loan servicing rights	8,871	8,923
Deferred loan fees	2,271	2,430
Lease right of use asset	1,031	1,164
Purchase premiums, net	602	681
Unrealized gain on derivative financial instruments	47	0
Other	46	42
Gross deferred tax liabilities	12,868	13,240
Deferred tax assets, net	$ 23,798	$ 29,495